Derivatives and Hedging Instruments - Summary of Aggregate Notional Amounts and Fair Values (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional		$ 331,400	$ 150,900
Gross Fair Value of Assets		1,057,168	588,512
Gross Fair Value of Liabilities		(635,634)	(350,321)
Derivatives Designated As Cash Flow Hedges
Derivative [Line Items]
Gross Fair Value of Assets		96,975	53,794
Gross Fair Value of Liabilities		(11,731)	0
Derivatives Designated As Cash Flow Hedges | Foreign Currency Swap
Derivative [Line Items]
Notional	[1]	676,000	426,000
Gross Fair Value of Assets		96,975	53,794
Gross Fair Value of Liabilities		(11,731)	0
Derivatives Not Designated As Cash Flow Hedges
Derivative [Line Items]
Gross Fair Value of Assets		960,193	534,718
Gross Fair Value of Liabilities		(623,903)	(350,321)
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivative [Line Items]
Notional	[1]	11,109,074	0
Gross Fair Value of Assets		42,400	0
Gross Fair Value of Liabilities		(27,345)	0
Derivatives Not Designated As Cash Flow Hedges | Future
Derivative [Line Items]
Notional	[1]	17,574,373	6,288,033
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivative [Line Items]
Notional	[1],[2]	7,422	7,422
Gross Fair Value of Assets		545	614
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivative [Line Items]
Notional	[1]	7,154,000	4,574,296
Gross Fair Value of Assets		5,826	2,350
Gross Fair Value of Liabilities		(3,702)	(33,812)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivative [Line Items]
Notional	[1]	7,227,500	7,802,500
Gross Fair Value of Assets		144,384	172,187
Gross Fair Value of Liabilities		(77,799)	(89,482)
Derivatives Not Designated As Cash Flow Hedges | TBA Securities
Derivative [Line Items]
Notional	[1]	693,900	426,300
Gross Fair Value of Assets		833	232
Gross Fair Value of Liabilities		(299)	(266)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivative [Line Items]
Notional	[1]	77,973,809	52,623,290
Gross Fair Value of Assets		766,205	359,335
Gross Fair Value of Liabilities		$ (514,758)	$ (226,761)

[1]	Notional amounts are presented on a gross basis.
[2]	The notional amount for SAR is equal to the number of contracts outstanding.